Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 28, 2025	Dec. 29, 2024	Sep. 29, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued interest	$ 1.2	$ 2.2	$ 3.9